Summary of Account Balances of Deferred Variable Annuity Contracts With Guarantees Invested in Separate Accounts (Parenthetical) (Detail) - USD ($) $ in Billions	Dec. 31, 2016	Dec. 31, 2015
Separate Account Value [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 30.2	$ 31.3